Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
ADOMANI, INC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation
Stock option activity for the years ended December 31, 2020 and 2019 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2018	24,728,422	0.15	2.6

Granted	1,095,000	0.45
Exercised	(71,084)	0.10
Canceled/Forfeited	(135,000)	1.31

Outstanding at December 31, 2019	25,617,338	0.16	1.9

Granted	4,235,000	0.42
Canceled/Forfeited	(20,167,091)	0.15

Outstanding at December 31, 2020	9,685,247	0.28	3.9

Exercisable at December 31, 2020	7,465,570	0.31	2.3